Document and Entity Information	Apr. 23, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001283699
Document Type	8-K
Document Period End Date	Apr. 23, 2026
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.00001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
A 3.550 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
M 3.700 Senior Notes Due 20328 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
M 3.150 Senior Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.150% Senior Notes due 2032
Trading Symbol	TMUS32A
Security Exchange Name	NASDAQ
M 3.200 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.200% Senior Notes due 2032
Trading Symbol	TMUS32B
Security Exchange Name	NASDAQ
M 3.625 Senior Notes Due 20353 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2035
Trading Symbol	TMUS35
Security Exchange Name	NASDAQ
M 3.850 Senior Notes Due 20364 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ
A 3.500 Senior Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2037
Trading Symbol	TMUS37
Security Exchange Name	NASDAQ
M 3.900 Senior Notes Due 20385 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Senior Notes due 2038
Trading Symbol	TMUS38
Security Exchange Name	NASDAQ
M 3.800 Senior Notes Due 20456 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.800% Senior Notes due 2045
Trading Symbol	TMUS45
Security Exchange Name	NASDAQ
M 6.250 Senior Notes Due 20697 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% Senior Notes due 2069
Trading Symbol	TMUSL
Security Exchange Name	NASDAQ
A 5.500 Senior Notes Due March 2070 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due March 2070
Trading Symbol	TMUSZ
Security Exchange Name	NASDAQ
A 5.500 Senior Notes Due June 2070 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due June 2070
Trading Symbol	TMUSI
Security Exchange Name	NASDAQ